Revenues - Schedule of Revenues from the Sale of Consoles and Disposables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue	$ 1,250	$ 1,754
Consoles [Member]
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue	529	746
Disposables [Member]
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue	721	908
Exclusive distribution agreement and other services [Member]
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue		$ 100